Vessels, net:	12 Months Ended
Dec. 31, 2013
Vessels Net Abstract
Vessels, net:
4. Vessels, net:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2011	$ 540,454	$ (60,084)	$ 480,370
—Depreciation	-	(13,616)	(13,616)
Balance December 31, 2012	$ 540,454	$ (73,700)	$ 466,754
—Depreciation	-	(13,579)	(13,579)
Balance December 31, 2013	$ 540,454	$ (87,279)	$ 453,175

As of December 31, 2013, all of the Partnership's vessels were first priority mortgaged as collateral to secure the bank loan discussed in Note 6.